Parent Only Financial Information - Condensed Statements of Cash Flow Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities
Net income	$ 878	$ 1,325	$ 1,540	$ 1,658	$ 3,513	$ 1,940	$ 1,479	$ 1,622	$ 5,401	$ 8,554	$ 6,465
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in interest receivable									162	7	(104)
Decrease (increase) in other assets									530	969	(546)
(Decrease) increase in other liabilities									263	165	434
Deferred compensation obligation under Rabbi Trust									(96)	194	54
Net Cash Provided by Operating Activities									9,201	9,609	6,828
Proceeds from calls, maturities and repayments of:
Securities available for sale									6,773	1,607	6,902
Securities held to maturity									115,363	98,129	99,852
Purchases of:
Securities available for sale										(17,231)
Securities held to maturity									(63,050)	(101,651)	(64,341)
Cash Flows From Financing Activities
Net proceeds from stock offering										8,867
Dividends paid									(7,313)	(7,632)	(4,647)
Stock subscription deposits received											154,345
Repurchase common stock									(56,279)		(15)
Repurchase of restricted stock awards									(12)	(11)
Exercise of stock options									1,921	7,672	3,705
Net Cash Provided by (Used in) Financing Activities									58,199	(89,469)	245,021
Net (Decrease) Increase in Cash and Cash Equivalents									(18,239)	(143,273)	166,685
Cash and Cash Equivalents - Beginning				49,308				192,581	49,308	192,581	25,896
Cash and Cash Equivalents - Ending	31,069				49,308				31,069	49,308	192,581
Parent Company [Member]
Cash Flows From Operating Activities
Net income									5,401	8,554	6,465
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization (accretion) of premiums and discounts									48	98	(1)
Decrease (increase) in interest receivable									126	(204)	9
Decrease (increase) in other assets									6	(92)	(6)
(Decrease) increase in other liabilities									(13)	61	14
Deferred compensation obligation under Rabbi Trust											19
Equity in overdistributed (undistributed) earnings of subsidiary									1,101	(446)	(1,740)
Net Cash Provided by Operating Activities									6,669	7,971	4,760
Proceeds from calls, maturities and repayments of:
Securities available for sale									6,726	986
Securities held to maturity									18,184	14,205	455
Purchases of:
Securities available for sale										(17,231)
Securities held to maturity										(32,089)
Repayment of loans receivable from Bank									1,231	1,129	782
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank									(377)	(329)	(77)
Additional investment in Clifton Savings Bank										(83,666)
Net Cash Provided by (Used In) Investing Activities									25,764	(116,995)	1,160
Cash Flows From Financing Activities
Net proceeds from stock offering										8,867
Dividends paid									(7,313)	(7,632)	(4,647)
Stock subscription deposits received											154,345
Repurchase common stock									(56,279)		(15)
Funding restricted stock awards									7,083	23
Purchase of forfeited restricted stock awards									(102)	(14)
Repurchase of restricted stock awards									(12)	(11)	(5)
Exercise of stock options									1,921	7,672	3,705
Net Cash Provided by (Used in) Financing Activities									(54,702)	8,905	153,383
Net (Decrease) Increase in Cash and Cash Equivalents									(22,269)	(100,119)	159,303
Cash and Cash Equivalents - Beginning				$ 73,468				$ 173,587	73,468	173,587	14,284
Cash and Cash Equivalents - Ending	$ 51,199				$ 73,468				$ 51,199	$ 73,468	$ 173,587